Related Party Transactions Private placement (Details) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended	12 Months Ended
	Feb. 09, 2021	Sep. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock
Period after completion of initial business combination			30 days
Private Placement Warrants
Subsidiary, Sale of Stock
Period after completion of initial business combination		30 days
Private Placement Warrants | Class A ordinary shares
Subsidiary, Sale of Stock
Exercise price of warrant		$ 11.50
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock
Number of warrants to purchase shares issued	10,280,000	10,280,000	10,280,000
Price of warrants	$ 1.00	$ 1.00	$ 1.00
Proceeds from sale of private placement warrants	$ 10.3	$ 10.3	$ 10.3
Exercise price of warrant			$ 11.50